UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

       Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

6/30

Date of reporting period:  09/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Principal Amount ($)			Yield (a)	Maturity	Value

	NOTES AND BONDS - 12.0%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.0%
29,000,000	Federal Home Loan Banks		0.2500	7/18/2012	$ 28,982,890
20,250,000	Federal Home Loan Banks		0.2500	7/11/2012	20,242,710
19,300,000	Federal Home Loan Banks		0.1500	6/7/2012	19,282,630
16,750,000	Federal National Mortgage Association (b)		1.8750	4/20/2012	16,904,770
13,000,000	Federal Home Loan Banks		0.1700	4/2/2012	12,995,970
10,000,000	Federal Home Loan Banks		0.2000	9/14/2012	9,995,400
10,000,000	Federal Home Loan Banks		0.2500	6/29/2012	9,998,000
1,000,000	Federal Home Loan Banks		0.1600	4/2/2012	999,300
	TOTAL NOTES AND BONDS (Cost - $119,472,043)				119,401,670

	SHORT-TERM INVESTMENTS - 63.1%
	CERTIFICATES OF DEPOSIT - 10.9%
21,550,000	Bank of Montreal		0.0900	10/21/2011	21,550,000
18,650,000	National Australia Funding		0.1100	10/27/2011	18,650,000
22,200,000	Norinchukin Bank		0.2600	10/21/2011	22,200,000
21,000,000	State Street		0.1300	10/7/2011	21,000,000
24,600,000	Sumitomo Mitsui		0.2100	10/6/2011	24,600,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $108,000,000)				108,000,000

	COMMERCIAL PAPER - 19.5%
7,150,000	American Honda Finance Corp.		0.1100	10/6/2011	7,149,891
13,000,000	Argento Variable Funding Co. (c)		0.2600	10/4/2011	12,999,718
10,500,000	Cancara Asset Securitization, LLC (c)		0.2600	10/3/2011	10,499,848
10,730,000	Danaher Corp. (c)		0.1300	10/14/2011	10,729,496
21,760,000	General Electric Capital Corp.		0.0900	10/14/2011	21,759,292
11,500,000	Grampian Funding (c)		0.2500	10/7/2011	11,499,521
21,800,000	Mizuho Funding LLC (c)		0.2000	10/14/2011	21,798,426
14,000,000	Mont Blanc Capital Corp. (c)		0.2700	10/20/2011	13,998,005
8,700,000	PACCAR Financial Corp.		0.1100	10/6/2011	8,699,867
1,250,000	Suncorp Metway LLC (c)		0.2800	10/11/2011	1,249,903
8,500,000	Tasman Funding, Inc. (c)		0.2800	10/6/2011	8,499,669
12,500,000	Thames Asset Global Securitization (c)		0.2800	10/20/2011	12,498,153
12,500,000	Tornoto-Dominion Holdings		0.1200	10/6/2011	12,499,792
18,340,000	Toyota Motor Credit Corp.		0.1000	10/20/2011	18,339,032
21,600,000	Wal-Mart Stores (c)		0.0400	10/24/2011	21,599,448
	TOTAL COMMERCIAL PAPER (Cost - $193,820,061)				193,820,061

	DISCOUNT AGENCY NOTES - 32.7%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.7% (b)
60,119,000	Federal Home Loan Bank Discount Notes		0.0010	10/3/2011	60,118,997
46,500,000	Fannie Mae Discount Notes		0.1280	12/28/2011	46,485,445
36,000,000	Fannie Mae Discount Notes		0.0850	11/23/2011	35,995,494
35,100,000	Fannie Mae Discount Notes		0.0500	10/3/2011	35,099,902
30,000,000	Federal Home Loan Bank Discount Notes		0.0200	10/26/2011	29,999,583
25,000,000	Fannie Mae Discount Notes		0.1200	12/21/2011	24,993,248
25,000,000	Fannie Mae Discount Notes		0.1200	1/17/2012	24,990,997
25,000,000	Freddie Mac Discount Notes		0.0700	11/9/2011	24,998,104
20,000,000	Freddie Mac Discount Notes		0.1000	12/12/2011	19,995,999
13,500,000	Freddie Mac Discount Notes		0.1800	2/13/2012	13,490,885
5,000,000	Federal Home Loan Bank Discount Notes		0.1200	12/21/2011	4,998,650
3,000,000	Freddie Mac Discount Notes		0.2000	5/29/2012	2,995,982
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $324,163,286)				324,163,286

	TOTAL SHORT-TERM INVESTMENTS (Cost - $625,983,347)				625,983,347

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	PURCHASED PUT OPTIONS - 0.0%			Maturity	Market Value
14	NASDAQ 100 E-MINI @1980			11-Oct	$ 10,850
4	S&P 500 FUTURE @960			11-Dec	28,000
2	S&P 500 FUTURE @1040			11-Oct	8,800
	TOTAL PURCHASED PUT OPTIONS (Cost - $23,270)				47,650

	TOTAL INVESTMENTS - 75.1% (Cost - $745,478,660) (d)				$ 745,432,667
	OTHER ASSETS LESS LIABILITIES - 24.9%				247,365,274
	NET ASSETS - 100.0%				$ 992,797,941

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit and the Federal Home Loan Mortgage Corporation
	currently operate under a federal conservatorship.
(c)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011 these securities amounted to  $125,372,187 or 12.63% of net assets.

(d)

Represents cost for financial purposes.  Aggregate cost for book purposes including futures,written options and foreward currency transactions is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 24,380
			Unrealized Depreciation:		(70,373)
			Net Unrealized Depreciation:		$ (45,993)

	STATEMENT OF FINANCIAL FUTURES

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
24	90-DAY BANK BILL		22,198,991	22,194,000	(4,991)
(16)	90-DAY BANK BILL		(14,794,464)	(14,796,000)	(1,536)
4	90-DAY BANK BILL		3,713,207	3,713,300	93
56	90-DAY BANK BILL		51,934,143	52,045,716	111,573
6	90-DAY BANK BILL		5,559,955	5,560,095	140
190	90-DAY BANK BILL		176,357,458	176,491,889	134,431
6	90-DAY BANK BILL		5,565,172	5,565,312	140
37	90-DAY BANK BILL		34,374,456	34,373,048	(1,408)
133	AUST 10Y BOND		12,361,832	12,306,243	(55,589)
236	AUST 3YR BOND		22,011,470	21,979,156	(32,314)
(44)	GBP/AUD		(8,214,270)	(8,621,596)	(407,326)
2	SPI 200		193,868	193,240	(628)
(38)	SPI 200		(3,726,730)	(3,671,560)	55,170
					(202,245)
	CANADIAN DOLLAR DENOMINATED
44	AUD/CAD		8,659,240	8,420,032	(239,208)
15	BANK ACCEPT		3,521,470	3,531,670	10,200
(14)	BANK ACCEPT		(3,295,142)	(3,296,225)	(1,083)
8	BANK ACCEPT		1,886,104	1,888,032	1,928
35	BANK ACCEPT		8,216,438	8,260,973	44,535
255	BANK ACCEPT		60,037,108	60,150,671	113,563
22	BANK ACCEPT		5,184,400	5,193,659	9,259
191	CAN 10YR BOND		23,866,362	24,170,056	303,694
(11)	CANOLA		(116,525)	(112,021)	4,504
(5)	CANOLA		(52,947)	(51,795)	1,152
(26)	CANOLA		(267,632)	(259,332)	8,300
(28)	S&P/TSX 60 INDEX		(3,565,457)	(3,544,054)	21,403
					278,247
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	EURO DENOMINATED
6	10Y EUR SWAPNOTE		1,055,110	1,048,443	(6,667)
8	2YR EUR SWAPNOTE		1,168,665	1,166,811	(1,854)
42	3MO EURO EURIBOR		13,895,723	13,880,646	(15,077)
(27)	3MO EURO EURIBOR		(8,930,350)	(8,923,272)	7,078
101	3MO EURO EURIBOR		33,255,952	33,413,450	157,498
10	3MO EURO EURIBOR		3,296,649	3,296,047	(602)
725	3MO EURO EURIBOR		238,709,805	239,946,078	1,236,273
(17)	3MO EURO EURIBOR		(5,626,305)	(5,626,322)	(17)
52	3MO EURO EURIBOR		17,124,751	17,178,600	53,849
(1)	3MO EURO EURIBOR		(330,274)	(330,358)	(84)
418	3MO EURO EURIBOR		138,189,667	138,292,362	102,695
(98)	3MO EURO EURIBOR		(32,428,853)	(32,422,611)	6,242
80	3MO EURO EURIBOR		26,341,499	26,451,373	109,874
(3)	3MO EURO EURIBOR		(991,876)	(991,926)	(50)
149	3MO EURO EURIBOR		49,130,122	49,315,549	185,427
52	3MO EURO EURIBOR		17,135,042	17,162,067	27,025
3	5YR EUR SWAPNOTE		476,670	477,795	1,125
11	AMSTERDAM INDEX		822,270	826,259	3,989
(17)	AMSTERDAM INDEX		(1,228,606)	(1,276,946)	(48,340)
59	CAC40 10 EURO		2,280,984	2,355,677	74,693
(44)	CAC40 10 EURO		(1,708,442)	(1,756,776)	(48,334)
4	DAX INDEX		691,640	732,403	40,763
(34)	DAX INDEX		(6,187,522)	(6,225,424)	(37,902)
9	EURO BUXL 30Y BOND		1,438,567	1,487,242	48,675
93	EURO STOXX 50		2,692,702	2,684,201	(8,501)
(134)	EURO STOXX 50		(3,640,662)	(3,867,558)	(226,896)
(39)	EURO STOXX BANK		(225,805)	(272,271)	(46,466)
286	EURO-BOBL		46,651,138	46,759,693	108,555
(7)	Euro-BTP		(948,857)	(939,526)	9,331
663	EURO-BUND		120,718,879	121,142,805	423,926
1,075	EURO-SCHATZ		158,038,107	157,761,612	(276,495)
(171)	EURO-SCHATZ		(25,112,854)	(25,095,103)	17,751
(3)	FTSE/MIB INDEX		(269,179)	(296,187)	(27,008)
(5)	IBEX 35 INDEX		(504,817)	(569,249)	(64,432)
(2)	MAIZE		(26,439)	(25,368)	1,071
(2)	MAIZE		(26,841)	(25,603)	1,238
8	MAIZE		108,301	100,269	(8,032)
5	MDAX INDEX		286,710	277,312	(9,398)
(6)	MILL WHEAT EURO		(76,808)	(73,695)	3,113
(4)	MILL WHEAT EURO		(54,284)	(49,063)	5,221
(28)	MILL WHEAT EURO		(361,566)	(343,912)	17,654
22	RAPESEED EURO		651,629	628,051	(23,578)
					1,793,333
	HONG KONG DOLLAR DENOMINATED
25	HANG SENG INDEX		2,859,253	2,796,830	(62,423)
(81)	HANG SENG INDEX		(9,285,020)	(9,061,729)	223,291
(45)	H-SHARES INDEX		(2,630,311)	(2,557,895)	72,416
(9)	MINI HSI INDEX		(218,538)	(201,372)	17,166
					250,450

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	JAPENESE YEN DENOMINATED
7	10YR MINI JGB		1,295,899	1,292,084	(3,815)
13	3MO EUROYEN TFX		4,205,068	4,204,208	(860)
141	3MO EUROYEN TFX		45,606,979	45,594,910	(12,069)
(1)	3MO EUROYEN TFX		(323,368)	(323,368)	-
67	3MO EUROYEN TFX		21,672,463	21,667,840	(4,623)
30	3MO EUROYEN TFX		9,702,472	9,702,018	(454)
128	3MO EUROYEN TFX		41,399,364	41,393,200	(6,164)
(9)	AUD/Yen		(1,835,972)	(1,728,523)	107,449
(24)	GBP/JPY		(4,801,518)	(4,684,337)	117,181
(18)	CAD/JPY		(3,586,452)	(3,447,703)	138,749
(12)	CHF/JPY		(3,508,824)	(3,315,728)	193,096
4	CORN (TGE)		67,960	62,237	(5,723)
(2)	CORN (TGE)		(31,534)	(31,897)	(363)
9	CORN (TGE)		158,409	142,194	(16,215)
(2)	CORN (TGE)		(31,288)	(31,729)	(441)
(3)	CORN (TGE)		(47,710)	(47,690)	20
(2)	CRUDE OIL		(65,456)	(61,991)	3,465
(3)	CRUDE OIL		(97,229)	(92,246)	4,983
(5)	CRUDE OIL		(162,568)	(154,230)	8,338
(2)	CRUDE OIL		(64,872)	(62,458)	2,414
(40)	EUR/JPY		(6,797,949)	(6,702,569)	95,380
(79)	EURO/JPY		(13,486,053)	(13,236,293)	249,760
(3)	GASOLINE		(117,084)	(116,714)	370
4	GASOLINE		164,936	154,217	(10,719)
(1)	GASOLINE		(37,308)	(37,730)	(422)
(4)	GASOLINE		(150,104)	(151,804)	(1,700)
2	GASOLINE		79,782	77,602	(2,180)
6	GOLD		311,446	312,380	934
8	GOLD		419,440	417,026	(2,414)
3	GOLD		155,373	156,346	973
7	GOLD		406,138	364,534	(41,604)
5	GOLD		261,706	260,317	(1,389)
135	JPN 10Y BOND(TSE)		249,721,256	249,170,127	(551,129)
(2)	JPN 10Y BOND(TSE)		(3,701,791)	(3,691,409)	10,382
(6)	KEROSENE		(230,236)	(230,353)	(117)
(3)	KEROSENE		(130,632)	(119,907)	10,725
(5)	KEROSENE		(203,036)	(200,493)	2,543
(3)	KEROSENE		(128,264)	(120,452)	7,812
(3)	KEROSENE		(124,695)	(118,388)	6,307
(2)	KEROSENE		(85,778)	(78,887)	6,891
10	NIKKEI 225 (OSE)		1,113,807	1,128,990	15,183
(50)	NIKKEI 225 (OSE)		(5,612,185)	(5,644,952)	(32,767)
(9)	NIKKEI 225 (SGX)		(498,508)	(506,586)	(8,078)
99	NIKKEI 225 MINI		1,101,446	1,117,700	16,254
(5)	NZD/JPY		(753,828)	(761,679)	(7,851)
(1)	PALLADIUM		(12,147)	(9,999)	2,148
(8)	PLATINUM		(207,442)	(198,183)	9,259
(1)	PLATINUM		(28,289)	(24,844)	3,445

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	JAPENESE YEN DENOMINATED (continued)
(5)	PLATINUM		(142,513)	(123,508)	19,005
(6)	PLATINUM		(172,073)	(148,754)	23,319
(4)	RUBBER		(97,067)	(79,159)	17,908
(6)	RUBBER		(139,684)	(120,296)	19,388
(8)	RUBBER		(187,140)	(159,668)	27,472
(2)	RUBBER		(48,170)	(39,333)	8,837
(3)	RUBBER		(72,826)	(58,746)	14,080
(5)	SILVER		(47,366)	(48,988)	(1,622)
(3)	SOYBEANS (TGE)		(17,012)	(15,969)	1,043
(4)	SOYBEANS (TGE)		(22,933)	(22,289)	644
(5)	SOYBEANS (TGE)		(30,601)	(26,265)	4,336
(7)	SOYBEANS (TGE)		(40,016)	(38,134)	1,882
15	TOPIX INDEX		1,463,080	1,474,500	11,420
(23)	TOPIX INDEX		(2,216,170)	(2,260,901)	(44,731)
					405,945
	NEW ZEALAND DOLLAR DENOMINATED
(15)	AUD/NZD		(2,853,834)	(2,886,201)	(32,367)
(19)	GBP/NZD		(3,519,362)	(3,707,066)	(187,704)
14	NEW ZEALAND 3MO BILL		10,353,815	10,357,933	4,118
10	NEW ZEALAND 3MO BILL		7,387,730	7,391,671	3,941
					(212,012)
	REPUBLIC OF KOREA WON DENOMINATED
(24)	KOSPI2 INDEX		(2,341,843)	(2,330,532)	11,311
(16)	US DOLLAR		(149,751)	(160,326)	(10,575)
					736
	SINGAPORE DOLLAR DENOMINATED
9	MSCI SING IX ETS		426,635	422,703	(3,932)
(12)	MSCI SING IX ETS		(566,771)	(563,604)	3,167
					(765)
	SOUTH AFRICA DOLLAR DENOMINATED
(15)	FTSE/JSE TOP 40		(491,450)	(490,663)	787
6	WHEAT		108,303	110,193	1,890
11	WHITE MAIZE		290,600	299,566	8,966
6	YELLOW MAIZE		142,873	160,362	17,489
					29,132
	SWEDISH KRONA DENOMINATED
1	EUR/SEK		168,688	167,324	(1,364)
47	OMXS30 INDEX		626,822	621,516	(5,306)
(16)	OMXS30 INDEX		(204,682)	(211,580)	(6,898)
					(13,568)
	SWISS FRANC DENOMINATED
9	GBP/CHF		1,702,612	1,748,754	46,142
9	EUR/CHF		1,491,907	1,502,312	10,405
5	Euro CHF 3MO LIFFE		1,377,423	1,377,175	(248)
16	Euro CHF 3MO LIFFE		4,375,550	4,409,601	34,051
(1)	Euro CHF 3MO LIFFE		(275,545)	(275,600)	(55)
32	Euro CHF 3MO LIFFE		8,773,013	8,811,275	38,262
(3)	Euro CHF 3MO LIFFE		(826,305)	(826,057)	248
29	Euro CHF 3MO LIFFE		7,938,890	7,990,806	51,916
(2)	Euro CHF 3MO LIFFE		(551,173)	(551,090)	83
5	SWISS FED BOND		808,038	810,725	2,687
6	SWISS MKT INDEX		364,149	364,215	66
					183,557
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	UK POUND DENOMINATED
132	90DAY STERLING		25,444,114	25,448,750	4,636
(17)	90DAY STERLING		(3,279,049)	(3,277,491)	1,558
175	90DAY STERLING		33,686,491	33,752,509	66,018
602	90DAY STERLING		116,014,465	116,143,812	129,347
(4)	90DAY STERLING		(772,188)	(771,720)	468
67	90DAY STERLING		12,878,930	12,910,643	31,713
790	90DAY STERLING		152,456,421	152,383,858	(72,563)
(53)	90DAY STERLING		(10,221,156)	(10,223,221)	(2,065)
144	90DAY STERLING		27,705,742	27,765,078	59,336
240	90DAY STERLING		46,223,157	46,303,181	80,024
14	90DAY STERLING		2,691,201	2,695,292	4,091
(19)	90DAY STERLING		(3,657,896)	(3,657,896)	-
10	COCOA		280,122	264,772	(15,350)
(402)	COCOA		(11,223,379)	(10,643,841)	579,538
9	COCOA		256,201	242,362	(13,839)
(14)	COCOA		(404,000)	(377,008)	26,992
(9)	COCOA		(264,398)	(244,887)	19,511
(16)	EUR/GBP		(2,710,058)	(2,678,734)	31,324
(32)	EURO/GBP		(5,391,683)	(5,357,468)	34,215
130	FTSE 100 INDEX		10,557,615	10,312,946	(244,669)
(7)	FTSE 100 INDEX		(551,276)	(555,312)	(4,036)
268	LONG GILT		53,675,908	54,290,479	614,571
(5)	LONG GILT		(1,010,077)	(1,012,882)	(2,805)
(7)	WHEAT		(199,350)	(164,341)	35,009
					1,363,024
	US DOLLAR DENOMINATED
13	10YR SWAP		1,500,984	1,511,453	10,469
9	5YR SWAP		1,016,672	1,014,609	(2,063)
104	90DAY EURO$		25,861,450	25,862,200	750
412	90DAY EURO$		102,124,363	102,397,450	273,087
(3)	90DAY EURO$		(746,001)	(745,613)	388
12	90DAY EURO$		2,974,650	2,971,650	(3,000)
896	90DAY EURO$		222,701,213	222,678,400	(22,813)
(29)	90DAY EURO$		(7,209,706)	(7,207,225)	2,481
221	90DAY EURO$		54,775,262	54,879,825	104,563
(5)	90DAY EURO$		(1,242,025)	(1,241,625)	400
132	90DAY EURO$		32,822,150	32,805,300	(16,850)
(304)	90DAY EURO$		(75,554,649)	(75,551,600)	3,049
318	90DAY EURO$		78,844,650	79,023,000	178,350
(3)	90DAY EURO$		(745,800)	(745,500)	300
499	90DAY EURO$		123,866,500	124,026,450	159,950
(3)	90DAY EURO$		(746,100)	(745,650)	450
131	90DAY EURO$		32,520,000	32,494,550	(25,450)
(10)	90DAY EURO$		(2,480,975)	(2,480,500)	475
266	A$ CURRENCY		26,908,335	25,565,260	(1,343,075)
(47)	A$ CURRENCY		(4,589,498)	(4,517,170)	72,328
(861)	GBP CURRENCY		(84,202,792)	(83,995,931)	206,861
(38)	BRAZIL REAL		(2,061,400)	(1,985,500)	75,900
13	BRENT CRUDE		1,413,230	1,311,440	(101,790)
(67)	BRENT CRUDE		(7,420,980)	(6,758,960)	662,020
11	BRENT CRUDE		1,177,600	1,099,230	(78,370)
80	BRENT CRUDE		8,896,410	8,220,800	(675,610)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(20)	BRENT CRUDE		(2,131,580)	(2,055,200)	76,380
193	C$ CURRENCY		18,635,044	18,452,730	(182,314)
(306)	C$ CURRENCY		(29,986,350)	(29,256,660)	729,690
4	CATTLE FEEDER		284,238	292,150	7,912
6	CATTLE FEEDER		426,337	428,775	2,438
(1)	CATTLE FEEDER		(71,563)	(71,463)	100
(3)	CATTLE FEEDER		(199,138)	(210,788)	(11,650)
1	CBOE VIX		34,100	37,750	3,650
9	CHF CURRENCY		1,272,363	1,244,363	(28,000)
(26)	CHF CURRENCY		(3,640,328)	(3,594,825)	45,503
11	COCOA		298,610	286,880	(11,730)
(233)	COCOA		(6,315,470)	(6,076,640)	238,830
7	COCOA		191,620	185,360	(6,260)
(7)	COCOA		(212,520)	(185,360)	27,160
(35)	COCOA		(984,250)	(932,050)	52,200
11	COFFEE ROBUSTA 10tn		236,580	221,430	(15,150)
(5)	COFFEE ROBUSTA 10tn		(107,020)	(100,650)	6,370
(3)	COFFEE ROBUSTA 10tn		(63,300)	(61,230)	2,070
(16)	COFFEE ROBUSTA 10tn		(337,200)	(316,640)	20,560
18	COFFEE 'C'		1,588,950	1,545,075	(43,875)
(71)	COFFEE 'C'		(6,828,863)	(6,094,463)	734,400
18	COFFEE 'C'		1,811,494	1,566,338	(245,156)
(5)	COFFEE 'C'		(457,500)	(435,094)	22,406
(3)	COFFEE 'C'		(274,106)	(262,800)	11,306
6	COPPER		497,762	472,800	(24,962)
(39)	COPPER		(3,303,546)	(3,073,200)	230,346
(4)	COPPER		(321,863)	(317,300)	4,563
117	CORN		3,894,373	3,466,125	(428,248)
(151)	CORN		(4,949,960)	(4,473,375)	476,585
43	CORN		1,523,900	1,331,388	(192,512)
108	CORN		4,023,000	3,271,050	(751,950)
(20)	CORN		(632,275)	(605,750)	26,525
79	CORN		2,784,538	2,423,325	(361,213)
39	CORN		1,207,850	1,143,675	(64,175)
16	COTTON NO.2		883,640	801,520	(82,120)
(63)	COTTON NO.2		(3,290,370)	(3,155,985)	134,385
(15)	COTTON NO.2		(743,220)	(730,650)	12,570
4	COTTON NO.2		208,555	192,060	(16,495)
2	DJIA INDEX		226,100	216,820	(9,280)
246	DJIA MINI e-CBOT		13,692,175	13,334,430	(357,745)
(2)	DJIA MINI e-CBOT		(109,860)	(108,410)	1,450
122	DOLLAR INDEX		9,541,465	9,647,150	105,685
(23)	E-MINI CRUDE OIL		(958,525)	(912,238)	46,287
(6)	E-MINI CRUDE OIL		(240,238)	(238,800)	1,438
(8)	E-MINI CRUDE OIL		(357,900)	(317,800)	40,100
(6)	E-MINI CRUDE OIL		(287,250)	(237,600)	49,650
(24)	E-MINI NATURAL GAS		(261,600)	(237,600)	24,000
(25)	E-MINI NATURAL GAS		(271,875)	(257,813)	14,062
(11)	E-MINI NATURAL GAS		(122,650)	(100,788)	21,862
(13)	EURO E-MINI		(1,121,413)	(1,089,969)	31,444
(801)	EURO FX CURRENCY		(136,345,151)	(134,317,688)	2,027,463
(3)	FCOJ-A		(69,030)	(66,623)	2,407
(8)	FCOJ-A		(185,948)	(180,000)	5,948
1	FED FUND 30DAY		416,325	416,346	21
26	GAS OIL		2,421,575	2,268,500	(153,075)
(10)	GAS OIL		(883,950)	(872,500)	11,450
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
5	GAS OIL		446,250	430,500	(15,750)
6	GAS OIL		556,950	520,050	(36,900)
(2)	GAS OIL		(176,975)	(173,350)	3,625
8	GAS OIL		770,275	703,600	(66,675)
(22)	GAS OIL		(2,024,275)	(1,934,900)	89,375
24	GAS OIL		2,278,450	2,120,400	(158,050)
21	GASOLINE RBOB		2,329,253	2,202,354	(126,899)
(36)	GASOLINE RBOB		(3,928,604)	(3,775,464)	153,140
(9)	GASOLINE RBOB		(955,760)	(932,866)	22,894
7	GASOLINE RBOB		778,437	727,915	(50,522)
(6)	GASOLINE RBOB		(646,157)	(622,238)	23,919
50	GASOLINE RBOB		5,478,484	5,330,010	(148,474)
(8)	GASOLINE RBOB		(869,726)	(852,802)	16,924
6	GOLD 100 OZ		1,079,100	975,360	(103,740)
170	GOLD 100 OZ		27,425,744	27,579,100	153,356
(6)	GOLD 100 OZ		(978,412)	(973,380)	5,032
5	GOLD 100 OZ		790,500	812,100	21,600
(2)	GOLDMAN SACHS INDEX		(327,000)	(295,500)	31,500
12	HEATING OIL		1,447,660	1,400,112	(47,548)
(35)	HEATING OIL		(4,164,237)	(4,083,660)	80,577
4	HEATING OIL		482,580	463,848	(18,732)
(3)	HEATING OIL		(356,189)	(347,886)	8,303
10	HEATING OIL		1,230,130	1,165,752	(64,378)
(6)	HEATING OIL		(700,724)	(699,451)	1,273
3	HEATING OIL		359,835	345,227	(14,608)
2	HEATING OIL		234,965	233,461	(1,504)
(44)	HEATING OIL		(5,266,329)	(5,136,146)	130,183
594	JPN YEN		96,593,325	96,428,475	(164,850)
(29)	JPN YEN		(4,732,778)	(4,707,788)	24,990
48	JPN YEN E-MINI		3,918,900	3,896,100	(22,800)
(10)	LEAN HOGS		(365,950)	(374,000)	(8,050)
131	LEAN HOGS		4,479,266	4,600,720	121,454
(13)	LEAN HOGS		(431,860)	(456,560)	(24,700)
88	LEAN HOGS		3,071,350	3,223,440	152,090
(15)	LEAN HOGS		(523,200)	(549,450)	(26,250)
1	LEAN HOGS		35,010	37,350	2,340
4	LIVE CATTLE		202,560	202,520	(40)
239	LIVE CATTLE		11,509,067	11,725,340	216,273
(29)	LIVE CATTLE		(1,365,890)	(1,422,740)	(56,850)
(62)	LIVE CATTLE		(2,992,230)	(3,078,920)	(86,690)
2	LIVE CATTLE		97,040	97,720	680
(37)	LME COPPER		(7,475,093)	(6,490,725)	984,368
19	LME COPPER		3,873,084	3,358,963	(514,121)
(10)	LME COPPER		(1,863,481)	(1,756,625)	106,856
(25)	LME COPPER		(4,757,577)	(4,398,438)	359,139
(3)	LME COPPER		(644,339)	(525,863)	118,476
17	LME COPPER		3,939,752	3,001,988	(937,764)
(8)	LME LEAD		(478,731)	(396,800)	81,931
6	LME LEAD		357,275	297,750	(59,525)
(7)	LME LEAD		(404,144)	(347,375)	56,769
(7)	LME LEAD		(356,496)	(348,250)	8,246
14	LME NICKEL		1,781,970	1,478,400	(303,570)
(44)	LME NICKEL		(4,961,516)	(4,646,400)	315,116
(5)	LME NICKEL		(547,044)	(528,450)	18,594
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(7)	LME NICKEL		(780,486)	(740,586)	39,900
(27)	LME NICKEL		(3,451,606)	(2,848,770)	602,836
(5)	LME NICKEL		(658,890)	(527,280)	131,610
(255)	LME PRI ALUM		(14,744,131)	(13,730,156)	1,013,975
(39)	LME PRI ALUM		(2,200,359)	(2,110,144)	90,215
(30)	LME PRI ALUM		(1,758,288)	(1,644,375)	113,913
28	LME PRI ALUM		1,578,850	1,520,575	(58,275)
(71)	LME PRI ALUM		(4,203,218)	(3,800,719)	402,499
(8)	LME PRI ALUM		(491,600)	(426,050)	65,550
19	LME PRI ALUM		1,170,550	1,052,600	(117,950)
(4)	LME TIN		(464,507)	(407,100)	57,407
(3)	LME TIN		(320,500)	(305,325)	15,175
(5)	LME TIN		(577,160)	(508,750)	68,410
(4)	LME TIN		(480,125)	(407,060)	73,065
(81)	LME ZINC		(4,169,990)	(3,761,944)	408,046
(5)	LME ZINC		(246,499)	(233,156)	13,343
(35)	LME ZINC		(1,904,625)	(1,619,188)	285,437
(11)	LME ZINC		(598,350)	(506,894)	91,456
(132)	LUMBER		(3,269,333)	(3,065,172)	204,161
120	MEXICAN PESO		4,352,672	4,296,000	(56,672)
(145)	MEXICAN PESO		(5,403,138)	(5,191,000)	212,138
77	MILK		2,727,606	2,517,900	(209,706)
20	MILK		693,509	654,000	(39,509)
80	MILK		2,908,058	2,625,600	(282,458)
(1)	MILK		(33,440)	(32,820)	620
11	MILK		404,498	383,680	(20,818)
49	MSCI TAIWAN INDEX		1,233,790	1,254,400	20,610
(31)	MSCI TAIWAN INDEX		(772,765)	(793,600)	(20,835)
216	NASDAQ 100 E-MINI		9,657,523	9,221,040	(436,483)
(21)	NASDAQ 100 E-MINI		(913,710)	(896,490)	17,220
6	NASDAQ 100		1,375,800	1,280,700	(95,100)
(12)	NATURAL GAS		(544,640)	(491,640)	53,000
1	NATURAL GAS		40,060	39,620	(440)
(134)	NATURAL GAS		(5,602,630)	(5,309,080)	293,550
(21)	NATURAL GAS		(910,100)	(869,820)	40,280
(136)	NATURAL GAS		(5,891,810)	(5,607,280)	284,530
(6)	NATURAL GAS		(266,700)	(252,720)	13,980
(7)	NATURAL GAS		(311,570)	(291,760)	19,810
(22)	NATURAL GAS		(956,330)	(904,200)	52,130
(5)	NATURAL GAS		(227,780)	(206,450)	21,330
(266)	NATURAL GAS		(10,436,480)	(9,751,560)	684,920
108	NEW ZEALAND $		8,764,705	8,201,520	(563,185)
(10)	NEW ZEALAND $		(790,178)	(759,400)	30,778
(4)	NIKKEI 225 (CME)		(174,000)	(171,500)	2,500
7	NORWEGIAN KRONE		2,466,960	2,385,600	(81,360)
(15)	OAT		(257,519)	(246,000)	11,519
(8)	PALLADIUM		(547,880)	(491,640)	56,240
37	PLATINUM		2,863,657	2,818,660	(44,997)
(4)	PLATINUM		(303,985)	(304,720)	(735)
(3)	POLISH ZLOTY		(482,670)	(452,010)	30,660
1	RED WHEAT MGE		45,701	44,613	(1,088)
(5)	RED WHEAT MGE		(206,563)	(223,063)	(16,500)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(4)	RED WHEAT MGE		(163,550)	(169,300)	(5,750)
(2)	RED WHEAT MGE		(84,175)	(83,500)	675
(9)	ROUGH RICE (CBOT)		(295,440)	(287,100)	8,340
161	Russell 2000 Mini		10,787,550	10,328,150	(459,400)
(20)	Russell 2000 Mini		(1,333,640)	(1,283,000)	50,640
(5)	RUSSIAN RUBLE		(384,916)	(383,875)	1,041
32	S&P MID 400 EMINI		2,592,830	2,492,480	(100,350)
(2)	S&P MID 400 EMINI		(165,340)	(155,780)	9,560
588	S&P500 EMINI		34,413,524	33,104,400	(1,309,124)
(144)	S&P500 EMINI		(8,329,543)	(8,107,200)	222,343
(46)	SOUTH AFICAN RAND		(2,935,200)	(2,818,075)	117,125
(68)	SGX S&P CNX NIFTY		(659,064)	(670,616)	(11,552)
14	SILVER		2,995,550	2,105,810	(889,740)
(29)	SILVER		(4,516,266)	(4,362,035)	154,231
43	SOYBEAN		2,926,400	2,557,425	(368,975)
(97)	SOYBEAN		(6,081,788)	(5,769,075)	312,713
11	SOYBEAN		708,963	666,875	(42,088)
57	SOYBEAN		3,930,063	3,415,013	(515,050)
(6)	SOYBEAN		(380,475)	(359,475)	21,000
7	SOYBEAN		447,063	421,575	(25,488)
11	SOYBEAN		673,490	648,450	(25,040)
(77)	SOYBEAN		(4,779,038)	(4,539,150)	239,888
43	SOYBEAN MEAL		1,367,110	1,326,980	(40,130)
(54)	SOYBEAN MEAL		(1,814,930)	(1,666,440)	148,490
26	SOYBEAN MEAL		949,100	807,560	(141,540)
(12)	SOYBEAN MEAL		(389,590)	(372,720)	16,870
3	SOYBEAN MEAL		101,490	94,410	(7,080)
(19)	SOYBEAN MEAL		(622,300)	(597,930)	24,370
53	SOYBEAN OIL		1,655,459	1,596,678	(58,781)
(44)	SOYBEAN OIL		(1,384,730)	(1,325,544)	59,186
(51)	SOYBEAN OIL		(1,617,012)	(1,544,688)	72,324
27	SOYBEAN OIL		926,598	821,502	(105,096)
(40)	SOYBEAN OIL		(1,338,318)	(1,217,040)	121,278
1	SUGAR #11 (WORLD)		27,014	26,667	(347)
86	SUGAR #11 (WORLD)		2,431,632	2,435,933	4,301
(33)	SUGAR #11 (WORLD)		(920,908)	(934,718)	(13,810)
23	SUGAR #11 (WORLD)		697,334	633,696	(63,638)
(65)	SUGAR #11 (WORLD)		(1,920,274)	(1,790,880)	129,394
811	US 10YR NOTE		105,100,476	105,506,031	405,555
(745)	US 10YR NOTE		(96,669,339)	(96,919,844)	(250,505)
862	US 2YR NOTE (CBT)		189,994,716	189,815,095	(179,621)
(65)	US 2YR NOTE (CBT)		(14,323,158)	(14,313,203)	9,955
547	US 5YR NOTE (CBT)		67,004,201	66,998,953	(5,248)
(140)	US 5YR NOTE (CBT)		(17,146,839)	(17,147,813)	(974)
149	US LONG BOND(CBT)		20,651,155	21,251,125	599,970
(341)	US LONG BOND(CBT)		(48,578,303)	(48,635,125)	(56,822)
12	US ULTRA BOND(CBT		1,746,156	1,903,500	157,344
(69)	US ULTRA BOND(CBT		(10,947,149)	(10,945,125)	2,024
(239)	WHEAT (CBT)		(8,111,574)	(7,280,538)	831,036
2	WHEAT (CBT)		70,713	67,675	(3,038)
(55)	WHEAT (CBT)		(2,082,925)	(1,777,875)	305,050
(111)	WHEAT (CBT)		(3,971,200)	(3,710,175)	261,025
(98)	WHEAT (KCB)		(3,693,563)	(3,449,600)	243,963
16	WHEAT (KCB)		641,338	575,000	(66,338)
(10)	WHEAT (KCB)		(391,375)	(359,375)	32,000
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

No of Contracts	Name		Notional Value at Trade Date	Notional value at September 30, 2011 (a)	Unrealized Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(20)	WHEAT (KCB)		(781,750)	(727,500)	54,250
46	WHITE SUGAR (LIF)		1,588,575	1,525,590	(62,985)
(7)	WHITE SUGAR (LIF)		(221,495)	(226,870)	(5,375)
(13)	WTI CRUDE		(1,169,860)	(1,040,260)	129,600
(144)	WTI CRUDE		(12,476,290)	(11,423,520)	1,052,770
5	WTI CRUDE		403,900	398,000	(5,900)
(14)	WTI CRUDE		(1,202,880)	(1,114,400)	88,480
(44)	WTI CRUDE		(3,761,800)	(3,496,240)	265,560
(4)	WTI CRUDE		(323,250)	(323,360)	(110)
(27)	WTI CRUDE		(2,342,620)	(2,175,120)	167,500
(46)	WTI CRUDE		(4,074,680)	(3,670,800)	403,880
(8)	WTI CRUDE		(700,880)	(642,320)	58,560
62	WTI CRUDE		5,054,355	4,910,400	(143,955)
(73)	WTI CRUDE		(6,079,924)	(5,781,600)	298,324
84	WTI CRUDE		7,383,989	6,833,400	(550,589)
					7,039,017

	TOTAL FUTURES		2,660,492,252	2,671,407,103	10,914,851

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, September 30, 2011. These futures are collateralized by cash amounts held by the Fund, which totaled approximately $60,643,106 at September 30, 2011. The amounts shown in column 3 ("Notional Value at Trade Date") and column 4 ("Notional Value at September 30, 2011") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative fianancial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $187,935,910.

	Summary of long/Short notional values and respective number of contracts

		Long Exposure	Short Exposure	Short Exposure
		Notional Amounts*	Notional Amounts*	No. of Contracts

	Futures	$ 3,687,002,003	$ (1,015,594,900)	(10,553)

No of Contracts	WRITTEN PUT OPTIONS - 0.0%			Maturity	Market Value
(14)	NASDAQ 100 E-MINI @ 2110			11-Oct	(21,840)
(4)	S&P 500 FUTURE @ 1060			11-Dec	(51,100)
(2)	S&P 500 FUTURE @ 1100			11-Oct	(16,850)
	TOTAL WRITTEN PUT OPTIONS (Proceeds - $43,820)				(89,790)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

	As of September 30, 2011 the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
	Purchase Contracts	Currency	Cost (US $)		Unrealized Appreciation /(depreciation)
				Fair Value
	AUSTRALIAN DOLLAR	AUD	193,240	192,214	(1,026)
	CHINA YUAN RENMINBI	CNY	2,500,000	2,496,171	(3,829)
	CZECH KORUNA	CZK	2,995,521	2,923,137	(72,384)
	EURO	EUR	5,988,250	5,888,517	(99,733)
	HUNGARY FORINT	HUF	5,761,529	5,412,152	(349,377)
	INDIAN RUPEE	INR	17,597,571	16,483,261	(1,114,310)
	INDONESIAN RUPIAH	IDR	18,296,179	17,436,646	(859,533)
	JAPANESE YEN	JPY	2,607,040	2,597,330	(9,710)
	NEW ZEALAND DOLLAR	NZD	2,822,167	2,612,740	(209,427)
	NORWEGIAN KRONE	NOK	3,797,479	3,630,710	(166,769)
	PHILIPPINO PESO	PHP	12,205,039	12,120,408	(84,631)
	POLISH ZLOTY	PLN	4,071,872	3,898,776	(173,096)
	RUSSIAN ROUBLE	RUB	1,200,000	1,142,442	(57,558)
	SINGAPORE DOLLAR	SGD	11,984,401	11,861,655	(122,746)
	SOUTH AFRICAN RAND	ZAR	1,000,000	915,806	(84,194)
	SWEDISH KRONA	SEK	1,284,030	1,246,147	(37,883)
	TAIWAN DOLLAR	TWD	2,300,000	2,243,335	(56,665)
	TURKISH LIRA	TRY	200,000	195,545	(4,455)

			$ 96,804,318	$ 93,296,992	(3,507,326)

	Sales Contracts	Currency	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)

	AUSTRALIAN DOLLAR	AUD	(199,063)	(192,214)	6,849
	CHINA YUAN RENMINBI	CNY	(100,000)	(99,675)	325
	CZECH KORUNA	CZK	(2,310,580)	(2,276,360)	34,220
	EURO	EUR	(11,894,805)	(11,643,112)	251,693
	HUNGARY FORINT	HUF	(4,220,640)	(4,007,504)	213,136
	INDIAN RUPEE	INR	(12,780,094)	(12,804,160)	(24,066)
	INDONESIAN RUPIAH	IDR	(13,117,724)	(13,551,080)	(433,356)
	JAPANESE YEN	JPY	(2,596,374)	(2,597,330)	(956)
	NEW ZEALAND DOLLAR	NZD	(2,805,976)	(2,614,882)	191,094
	NORWEGIAN KRONE	NOK	(884,679)	(865,809)	18,870
	PHILIPPINO PESO	PHP	(16,087,058)	(15,640,263)	446,795
	POLISH ZLOTY	PLN	(3,425,463)	(3,257,747)	167,716
	RUSSIAN ROUBLE	RUB	(1,600,000)	(1,578,624)	21,376
	SINGAPORE DOLLAR	SGD	(16,351,642)	(15,458,415)	893,227
	SOUTH AFRICAN RAND	ZAR	(1,400,000)	(1,351,777)	48,223
	SWEDISH KRONA	SEK	(1,226,999)	(1,186,608)	40,391
	TAIWAN DOLLAR	TWD	(2,700,000)	(2,665,166)	34,834
	TURKISH LIRA	TRY	(2,600,000)	(2,509,462)	90,538

			$ (96,301,095)	$ (94,300,186)	$ 2,000,909

	Total unrealized gain on forward foreign currency contracts				$ (1,506,417)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

	Assets		Level 2	Level 3	Total
	Investments
	Bonds & Notes		$ 119,401,670	$ -	$119,401,670
	Certificates of Deposit		108,000,000	-	108,000,000
	Commercial Paper		193,820,061	-	193,820,061
	Discount Agency Notes		324,163,286	-	324,163,286
	Total Investments		$ 745,385,017	$ -	$745,385,017
	Derivative
	Futures *		-	-	29,806,787
	Forward currency exchange contracts		2,459,288	-	2,459,288
	Purchase put options		-	-	47,650
	Derivative Total		2,459,288	-	32,313,725
	Total		$ 747,844,305	$ -	$777,698,742

	Liabilities
	Derivatives
	Written Put options		-	-	(89,790)
	Futures *		-	-	(18,891,936)
	Forward currency exchange contracts		(3,965,705)	-	(3,965,705)
	Total		$ (3,965,705)	$ -	$(22,947,431)
	*Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
	The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

The consolidated financial statements of the Fund include AMFS Fund Limited (“AMFS”), a wholly-owned and controlled subsidiary, of which the Fund may invest up to 25% of its total assets.  AMFS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Alternative Strategies Limited Fund (“ASL”).  ASL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on July 7, 2010 and is a disregarded entity for US tax purpose. ASL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund's investment in AMFS is as follows:

	Inception Date of AMFS	% of Total Net Assets at September 30, 2011

AMFS	$187,935,910	18.93%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of September 30, 2011 categorized by risk exposure.

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the consolidated statement of Operations
	Equity Contracts	Commodity Contracts	Interst Rate contracts	Total Value at September 30, 2011
Futures	$ (2,835,562)	$ 7,720,469	$ 4,653,947	$ 10,914,851
Written options	(45,970)	-	-	(45,970)
Purchased Options	24,380	-	-	24,380
Forward Contracts	-	-	-	(1,506,417)
	$ (2,857,152)	$ 7,720,469	$ 4,653,947	$ 9,386,844

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2011